Contingencies (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Litigation Settlement Amount Awarded From Other Party		$ 150,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Changes made to Consulting Agreements	$ 1,392,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Changes made to Consulting Agreements	$ 1,872,000